GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
GOODWILL AND INTANGIBLE ASSETS
NOTE 13 – GOODWILL AND INTANGIBLE ASSETS

No goodwill impairment loss was recorded for the years ended December 31, 2010, 2009 and 2008. The following table presents the movement of aggregate goodwill for the years ended:

	12/31/2010	12/31/2009

Commercial bank segment
Opening balance – gross amount	177	224
Accumulated impairment losses	-	-
Opening balance – net amount	177	224
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Closing balance - gross amount	170	177
Accumulated impairment losses	-	-
Closing balance net amount	170	177

Itaú BBA segment
Opening balance – gross amount	36	36
Accumulated impairment losses	-	-
Opening balance – net amount	36	36
Closing balance - gross amount	36	36
Accumulated impairment losses	-	-
Closing balance net amount	36	36

Consumer credit segment
Opening balance – gross amount	14,498	163
Accumulated impairment losses	-	-
Opening balance – net amount	14,498	163
Addition as a result of acquisition	-	14,376
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,458	14,498
Accumulated impairment losses	-	-
Closing balance net amount	14,458	14,498

Total goodwill
Opening balance – gross amount	14,711	423
Accumulated impairment losses	-	-
Opening balance – net amount	14,711	423
Addition as a result of acquisition	-	14,376
Effect of exchange rate on goodwill on entities outside Brazil	(7)	(47)
Tax benefit in the realization of deductible goodwill	(40)	(41)
Closing balance - gross amount	14,664	14,711
Accumulated impairment losses	-	-
Closing balance net amount	14,664	14,711

The table below shows the changes in intangible assets in the years ended December 31,

	2010					2009
	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL	Exclusive access to customers of retailers and real estate brokers	Customer relationships (including Core Deposits)	Brand	Other	TOTAL
Opening balance	5,174	15,807	1,394	194	22,569	1,433	5,101	-	142	6,676
Additions as a result of transactions for the year:	367	178	-	-	545	4,270	14,144	1,394	114	19,922
Unibanco (Note 3a)	-	-	-	-	-	3,600	8,765	1,039	113	13,517
Redecard (Note 3b)	-	-	-	-	-	-	5,216	355	1	5,572
Other	367	178	-	-	545	670	163	-	-	833
Amortization for the year	(536)	(3,552)	(454)	(50)	(4,592)	(520)	(3,096)	-	(47)	(3,663)
Effect of exchange rate on intangible assets of entities outside Brazil	-	(4)	-	-	(4)	-	(58)	-	-	(58)
Termination of contracts	(20)	(76)			(96)	-	(38)	-		(38)
Impairment losses	(4)	(7)	-	-	(11)	-	(10)	-	-	(10)
Tax benefit in the realization of deductible goodwill arising from acquisitions	(9)	(238)		(16)	(263)	(9)	(236)	-	(15)	(260)
Closing balance	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Gross balance	6,415	23,813	1,394	369	31,991	6,048	23,635	1,394	369	31,446
Accumulated amortization	(1,443)	(11,705)	(454)	(241)	(13,843)	(874)	(7,828)	-	(175)	(8,877)
Closing balances net	4,972	12,108	940	128	18,148	5,174	15,807	1,394	194	22,569
Weighted average useful life (in years)	11.3	3.1	0.0	4.3	4.7	12.3	4.1	0.0	5.4	5.5

Estimated amortization expense of intangible assets that have definite lives over the next five years are as follows:

Estimated amortization expense
2011	4,140
2012	2,967
2013	2,659
2014	1,709
2015	1,430

In 2010 we converted the "Unibanco" branches into "Itaú" branches and we decided to discontinue the use of "Fininvest" and "Unicard" brands. As a result,  we concluded that the "Unibanco", "Fininvest" and "Unicard" brands are no longer indefinite lived intangible assets. We are amortizing these brands from January 1, 2010 over their useful lives to Itaú Unibanco, which we determined to be two years. We have used a residual value of zero since the conditions established by ASC 350 for use of a residual value different from zero are not met.

The carrying value of Brands as of December 31, 2010 consists of both indefinite lived brands and definite lived brands, as follows:

	Indefinite life	Definite life
Gross amount	485	909
Accumulated amortization	-	(454)
Net amount	485	455